Subsequent Events (Details) (USD $)	0 Months Ended					1 Months Ended										3 Months Ended	4 Months Ended			9 Months Ended	12 Months Ended		40 Months Ended						0 Months Ended									9 Months Ended	0 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended	1 Months Ended		0 Months Ended			3 Months Ended	9 Months Ended	0 Months Ended
	Dec. 14, 2013	Aug. 26, 2013	Jun. 28, 2013	Apr. 29, 2013	Apr. 03, 2013 ChargingStation	Aug. 31, 2013	Jan. 03, 2013	Dec. 14, 2012	Dec. 03, 2012	Nov. 30, 2012	Nov. 14, 2012	Oct. 24, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2012	Mar. 31, 2013 Investor	Dec. 31, 2009	Jun. 11, 2013	Jun. 12, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 25, 2010	Apr. 27, 2010	Dec. 07, 2009	Jan. 31, 2013 Chief Executive Officer [Member]	Mar. 05, 2013 Unsecured warrant holder [Member]	Mar. 08, 2013 Investor Relations Services [Member]	Feb. 05, 2013 Firm [Member]	Jan. 04, 2013 Firm [Member]	Aug. 26, 2013 2013 Plan [Member]	Jun. 08, 2013 2013 Plan [Member]	Mar. 31, 2013 2013 Plan [Member]	Jan. 11, 2013 2013 Plan [Member]	Sep. 13, 2012 2013 Plan [Member]	Sep. 10, 2012 2013 Plan [Member]	Sep. 30, 2013 2013 Plan [Member]	Feb. 01, 2013 Consulting Agreement [Member]	Aug. 15, 2012 Consulting Agreement [Member]	Dec. 10, 2012 Consulting Agreement [Member]	Oct. 22, 2012 Consulting Agreement [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Jun. 30, 2013 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Dec. 03, 2012 Business and Financing Advisory Services Agreement [Member]	Dec. 19, 2012 Social Media Marketing Agreement [Member]	Apr. 03, 2013 Equity Exchange Agreement [Member]	Feb. 26, 2013 Equity Exchange Agreement [Member] Notes	Dec. 06, 2012 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Nov. 13, 2013 Subsequent Event [Member]	Oct. 11, 2013 Subsequent Event [Member]	Oct. 11, 2013 Subsequent Event [Member] Warrants 1 [Member]	Nov. 13, 2013 Subsequent Event [Member] Blink Acquisition [Member]	Oct. 16, 2013 Subsequent Event [Member] Blink Acquisition [Member]	Oct. 11, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Nov. 13, 2013 Subsequent Event [Member] Maximum [Member] Blink Acquisition [Member]	Nov. 13, 2013 Subsequent Event [Member] Minimum [Member] Blink Acquisition [Member]
Subsequent Events (Textual)
Proceeds from stock issuance to accredited investors, net of issuance cost																	$ 298,465				$ 1,482,303	$ 2,499,999																													$ 2,320,500	$ 2,320,500
Common stock shares issued to accredited investors																																																			4,990,000	4,990,000
Common stock issuable upon exercise of warrants																																																				4,990,000
Common Stock, par value ( In dollars per shares)																				$ 0.001	$ 0.001	$ 0.001	$ 0.001																										$ 0.001	$ 0.001									$ 0.001
Stock issue price, Per share																								$ 3.00	$ 3.00	$ 3.00			$ 1.28	$ 1.32	$ 1.49				$ 1.49	$ 1.35	$ 1.23		$ 1.40	$ 1.40	$ 1.49						$ 1.40	$ 1.39				$ 2.25
Stock options granted																				870,665												686,665		187,431	5,000,000			856,665
Expiration date of plan																																			Dec. 01, 2015
Shares issued for service															1,451															113,636	250,000		150,000			137,499	112,500		60,933	10,696	11,384	200,000	150,000	11,280	11,280	11,280	21,393	10,796	671,141	1,265,822
Equity exchange agreement, amount paid																																																	100,000	500,000
Payment of monthly consideration to consultant									10,000																																						10,000
Service covering period in conjunction with advisory service agreement																																				January 1, 2013 through March 31, 2013	January 1, 2013 through March 31, 2013
Stock issued during period shares issued to board of directors																																			50,000
Warrants issued during period for purchase of shares in conjunction with director agreement																																			12,000
Common stock price per share																																			$ 1.50
Vesting period																																			Jan. 11, 2015
Warrant expiration date	Dec. 13, 2015							Dec. 14, 2017		Nov. 14, 2015		Oct. 25, 2015		Jun. 28, 2017									Dec. 17, 2015												Jan. 11, 2018
Term of agreement																													6 months		1 year
Shares issued during period under agreement																													150,000
Issuance of additional shares																													150,000
Amount paid at closing date under agreement																																																	25,000
Amount of notes issued																				145,000																													75,000	461,150
Promissory note payment description																																																	Promissory Note does not bear interest and is payable in three installment payments of $25,000 on each subsequent three month anniversary of the Closing Date.
Maturity date of note					Nov. 03, 2013	Aug. 11, 2016							Mar. 31, 2013							Jun. 12, 2013	Jun. 12, 2013																													Apr. 15, 2013
Interest rate on note																				4.75%	4.75%		4.75%																											6.00%
Number of notes purchased from creditor																																																		2
Value of notes purchased from creditor																																																		130,000
Maturity date of note purchased from creditor																																																		Feb. 26, 2016
Interest rate on notes purchased from creditor																																																		8.00%
Repaid three note payable and accrued interest thereon to the unsecured warrant																											5,056	146,762
Percentage of net revenue payable to Synapse earned from charging station																																																	3.60%
Maximum percentage of daily trading volume of common stock agreed upon																																																	5.00%
Common stock issuable on conversion of preferred stock, shares																																																					2,500,000
Fair value of assets acquired																																																										3,335,000
Aggregate subscrioption amount																																																											5,000,000
Warrants exercise price		1.29		1.31																																																				1.00			0.70	1.00	0.87
Proceeds from issuance of equity net																																																									4,895,509
Common stock issued during period, shares																																																									7,785,714
Common stock issued during period, values																																																									1,650,863
Number of common stock purchased through issue of warrant						330,000														56,000																																							7,142,857
Warrants issued to purchase of common stock, value																																																									3,244,646
Common stock, share price																																																								$ 0.87
Placement agent fees																																																								500,000
Percentage of aggregate subscription amount																																																								1.00%
Amount paid to note holding shareholders																																																						124,485
Notes Payable																				120,000																																		225,000
Good faith deposit in auction																																																							200,000
Warrant expiration period			5 years	3 years							3 years					2 years		3 years	3 years													3 years
Number of chrging stations					68
Number of accredited investor																14
Issuance of collateralized loan as guarantee of the audit fee of the Target							$ 75,000